OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

COMMON STOCKS - 87.0%	Shares	Value

Consumer Discretionary - 9.9%
Automobiles - 8.2%
General Motors Co.	103,020	$4,427,800
Honda Motors Co. Ltd. - ADR	82,900	2,577,361
		7,005,161
Specialty Retail - 1.7%
Williams-Sonoma, Inc.	28,100	1,449,960

Consumer Staples - 0.9%
Food & Staples Retailing - 0.9%
Kroger Co. (The)	38,600	799,020

Energy - 15.6%
Energy Equipment & Services - 6.2%
National Oilwell Varco, Inc.	64,320	2,199,101
Schlumberger Ltd.	47,555	3,043,520
		5,242,621
Oil, Gas & Consumable Fuels - 9.4%
BP plc	87,800	3,570,826
Occidental Petroleum Corp.	36,800	2,376,176
Royal Dutch Shell plc - Class A - ADR	32,200	2,029,566
		7,976,568
Financials - 22.0%
Banks - 12.5%
Bank of America Corp.	181,570	4,973,202
BB&T Corp.	21,900	1,078,356
Citigroup, Inc.	63,100	4,637,850
		10,689,408
Consumer Finance - 2.0%
Capital One Financial Corp.	18,640	1,718,235

Insurance - 7.5%
Axis Capital Holdings Ltd.	15,600	848,484
Lincoln National Corp.	13,967	1,058,419
XL Group Ltd.	110,050	4,453,724
		6,360,627
Health Care - 6.6%
Health Care Equipment & Supplies - 2.3%
Zimmer Biomet Holdings, Inc.	5,500	668,910
Cardinal Health, Inc.	20,415	1,263,688
		1,932,598

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.0% (Continued)	Shares	Value

Health Care (Contintued) - 6.6%
Pharmaceuticals - 4.3%
Merck & Co., Inc.	14,600	$804,314
Pfizer, Inc.	25,600	897,536
Roche Holding AG - ADR	22,100	639,021
Teva Pharmaceutical Industries Ltd. - ADR	98,000	1,352,400
		3,693,271
Industrials - 6.4%
Building Products - 1.8%
Johnson Controls International plc	37,049	1,533,458

Industrial Conglomerates - 2.2%
General Electric Co.	92,650	1,867,824

Road & Rail - 2.4%
Union Pacific Corp.	18,000	2,084,220

Information Technology - 8.4%
IT Services - 3.9%
Western Union Co. (The)	166,700	3,310,662

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	67,960	3,834,983

Materials - 11.6%
Chemicals - 5.6%
DowDuPont, Inc.	39,900	2,885,169
Mosaic Co. (The)	83,150	1,857,571
		4,742,740
Containers & Packaging - 4.7%
WestRock Co.	64,700	3,968,051

Metals & Mining - 1.3%
Rio Tinto plc - ADR	23,700	1,135,941

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	86,692	2,917,186
Verizon Communications, Inc.	38,600	1,847,782
		4,764,968

Total Common Stocks (Cost $71,096,628)		$74,110,316

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.0%	Shares	Value

BlackRock Liquidity Funds - Treasury Trust Fund -
Institutional Shares, 0.93% (a) (Cost $11,027,767)	11,027,767	$11,027,767

Total Investments at Value - 100.0% (Cost $82,124,395)		$85,138,083

Other Assets in Excess of Liabilities - 0.0% (b)		35,821

Net Assets - 100.0%		$85,173,904

(a)	The rate shown is the 7-day effective yield as of October 31, 2017.
(b)	Percentage rounds to less than 0.1%
ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

1. Securities Valuation

Kempner Multi-Cap Deep Value Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$74,110,316	$-	$-	$74,110,316
Money Market Funds	11,027,767	-	-	11,027,767
Total	$85,138,083	$-	$-	$85,138,083

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. As of October 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of October 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of October 31, 2017:

Tax cost of portfolio investments	$82,221,442

Gross unrealized appreciation	$12,258,697
Gross unrealized depreciation	(9,342,056)

Net unrealized appreciation	$2,916,641

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing difference in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary
Date	December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Kempner Multi-Cap Deep Value Equity Fund

Date	December 27, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	December 27, 2017

*	Print the name and title of each signing officer under his or her signature.